Condensed Consolidated Statement of Net Earnings (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,541,320	$ 1,541,189
Operating expense	1,038,967	1,067,264
General and administrative expense	104,010	111,830
Restructuring	6,438	1,164
Other recoveries		(14,200)
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	391,905	375,131
Depreciation and amortization	333,616	377,044
Gain on asset disposals	(50,741)	(11,384)
Impairment of goodwill		207,544
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Foreign exchange	(8,722)	4,017
Finance charges	118,453	127,178
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Loss before income taxes	(8,339)	(323,596)
Income taxes	(14,957)	(29,326)
Net earnings (loss)	6,618	(294,270)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,341,624	1,356,913
Operating expense	909,898	949,451
General and administrative expense	57,119	48,748
Restructuring	3,616	1,164
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	370,991	357,550
Depreciation and amortization	262,914	304,070
Gain on asset disposals	(50,439)	(6,051)
Impairment of goodwill		207,544
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Foreign exchange	(758)	(443)
Finance charges	(354)	(233)
Loss before income taxes	145,175	(147,337)
Income taxes	44,809	13,863
Net earnings (loss)	100,366	(161,200)
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	210,292	191,131
Operating expense	139,701	124,689
General and administrative expense	8,473	10,444
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	62,118	55,998
Depreciation and amortization	57,205	60,562
Gain on asset disposals	(255)	(19)
Foreign exchange	535	(359)
Finance charges	32	653
Loss before income taxes	4,601	(4,839)
Income taxes	2,853	2,936
Net earnings (loss)	1,748	(7,775)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Revenue	(10,688)	(6,959)
Operating expense	(10,688)	(6,959)
Depreciation and amortization	225	216
Equity in earnings (loss) of subsidiaries	102,114	(168,975)
Loss before income taxes	(102,339)	168,759
Net earnings (loss)	(102,339)	168,759
Parent [member]
Disclosure of subsidiaries [Line Items]
Revenue	92	104
Operating expense	56	83
General and administrative expense	38,418	52,638
Restructuring	2,822
Other recoveries		(14,200)
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	(41,204)	(38,417)
Depreciation and amortization	13,272	12,196
Gain on asset disposals	(47)	(5,314)
Foreign exchange	(8,499)	4,819
Finance charges	118,775	126,758
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Equity in earnings (loss) of subsidiaries	(102,114)	168,975
Loss before income taxes	(55,776)	(340,179)
Income taxes	(62,619)	(46,125)
Net earnings (loss)	$ 6,843	$ (294,054)